Derivatives (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 110	$ 106
Net Amount of Derivative Liabilities	59	81
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	110	106
Gross Amount of Eligible Offsetting Recognized Derivative Assets	51	25
Cash Collateral Pledged	0	0
Net Amount of Derivative Liabilities	59	81
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Net Amount of Derivative Liabilities	$ 0	$ 0